Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2012
Registrant Name	dei_EntityRegistrantName	NORTHWESTERN MUTUAL SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000742212
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	May 22, 2012
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement [Text Block]	nmsfi_SupplementTextBlock
Northwestern Mutual Series Fund, Inc.
Prospectus Supplement dated May 22, 2012
The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio (“Portfolio”) of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2012, a copy of which you have already received, as well as the Fund’s Statutory Prospectus dated May 1, 2012 (together, the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.
The 2011 performance number currently reflected in the Portfolio’s bar chart is corrected to read “-0.61%” rather than “-0.16%.” The revised bar chart is as follows:

Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2004	rr_AnnualReturn2004	18.67%
Annual Return 2005	rr_AnnualReturn2005	5.46%
Annual Return 2006	rr_AnnualReturn2006	14.49%
Annual Return 2007	rr_AnnualReturn2007	(0.16%)
Annual Return 2008	rr_AnnualReturn2008	(35.07%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	19.93%
Annual Return 2011	rr_AnnualReturn2011	(0.61%)
Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmsfi_SupplementTextBlock
Northwestern Mutual Series Fund, Inc.
Prospectus Supplement dated May 22, 2012
The following information supplements the Summary Prospectus for the Mid Cap Value Portfolio (“Portfolio”) of Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2012, a copy of which you have already received, as well as the Fund’s Statutory Prospectus dated May 1, 2012 (together, the “Prospectus”). You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.
The 2011 performance number currently reflected in the Portfolio’s bar chart is corrected to read “-0.61%” rather than “-0.16%.” The revised bar chart is as follows:

Mid Cap Value Portfolio | Mid Cap Value Portfolio
Bar Chart Table:	rr_BarChartTableAbstract
Annual Return 2004	rr_AnnualReturn2004	18.67%
Annual Return 2005	rr_AnnualReturn2005	5.46%
Annual Return 2006	rr_AnnualReturn2006	14.49%
Annual Return 2007	rr_AnnualReturn2007	(0.16%)
Annual Return 2008	rr_AnnualReturn2008	(35.07%)
Annual Return 2009	rr_AnnualReturn2009	23.24%
Annual Return 2010	rr_AnnualReturn2010	19.93%
Annual Return 2011	rr_AnnualReturn2011	(0.61%)